INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic income (loss)	$ (113,339)	$ (12,643)	$ 52,254
Foreign income	22,010	12,254	17,830
Income (loss) before taxes on income	$ (91,329)	$ (389)	$ 70,084